DREYFUS BASIC S&P 500 STOCK INDEX FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this annual report for the Dreyfus BASIC S&P 500 Stock Index Fund for the 12-month period ended October 31,
1997. In spite of stock market weakness in late October, the Fund achieved strong returns for its latest fiscal year. Over this period, your Fund produced a total return of 31.87%,* which compares with a total return of 32.10% for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") over the same period.** The difference is accounted for by transaction fees and other Fund expenses.
Economic Review
    The U.S. economy has registered a step-up in growth in 1997 and the incoming evidence suggests that momentum is still building. Stronger growth this year has helped keep corporate profits buoyant despite a substantially tighter labor market. This is because nationwide shortages of labor have so far not generated much wage inflation. Moreover, price inflation has decelerated markedly during the year, suppressed by the strong dollar, import competition and continued disinflation in health care.
    Although the Federal Reserve Board (the "Fed") has held a tightening bias since mid-1996, the central bank has raised interest rates only once this year. Expectations for further hikes have been continually postponed. They were first dampened by the surprising drop in this year's price inflation, and more recently by unfolding crises in foreign economies. Both events have helped to cap short-term rates and to pull long-term interest rates lower since the spring.
    Real Gross Domestic Product growth accelerated to about 4% this year from 3% in 1996. Virtually all economic sectors have been strong so far. Consumer spending has been supported by rising real incomes. Capital spending has been very robust and new orders imply continued strength. Even housing demand has reached new highs. Most incoming signals support sustained growth. The exception is that exporters' new orders have marginally slowed in recent months, indicating that economic turmoil overseas may be impacting this sector. By contrast, imports have been very robust and, if their growth is sustained, could help mitigate the economic weakness abroad.
    Overall corporate profits have continued to trend higher, although some companies have been hurt by events overseas and the stronger dollar. Domestically generated profits have typically remained solid, helped by strong growth and contained wages.
Market Overview
    Even though the equity markets stumbled badly in late October, the fiscal year ended October 31, 1997 saw solid gains. For the same 12-month period, as measured by price changes alone, excluding income, the Dow Jones Industrial Average gained 23.58%, the S&P 500 Index 29.96%, the Nasdaq Composite 30.43% and the Russell 2000 Index, 27.52%. These gains were after the drop that occurred in the last week of October, and before counting the rebound that occurred in the first week of November.
    In retrospect, it is apparent that stock valuations had been riding for a fall. There was weakness in March when the Fed raised interest rates for the first time in two years. By early summer, equity prices recovered and soared to new highs. Then, however, some nervousness set in, related mainly to concern about high stock valuations and fears of another Fed move to cool off the bubbling economy. Weakness was apparent mainly in companies with large capitalization, while smaller companies, such as those listed in the Russell 2000 Index, gained ground.
    As autumn leaves began to turn, the stock market as a whole regained its wind-but not for long. The relatively high valuations that had prevailed were vulnerable to any major unpleasant surprise. That came in late October from an unexpected source-the Far East. Severe market setbacks in Hong Kong and Southeast Asia, together with drops in their foreign exchange rates, triggered the fall in the U.S. market.

    Richard Hoey, Chief Economist for The Dreyfus Corporation, reviewing the recent events, said that the U.S. stock market had a selling panic, followed by a buying panic. The underlying logic of it all was valuation, he observed.
    When the Dow Jones Index peaked at above 8200 in early August, the stock market was simply discounting favorable U.S. fundamentals into high stock prices, said Hoey. The financial crisis in Asia was the trigger for a correction of the major problem for the U.S. stock market: high valuation.
    The market drop in Asia was caused by serious fundamental problems of excess productive capacity, overvalued real estate and a banking system crisis. European markets, of course, reacted to the Asian weakness, but fell less severely because their economies are more stable. In the U.S., the sharp price drop, followed by a vigorous rebound, reflected an economy with much greater underlying strength.
    The influx of investors into stocks when prices dipped was a good augury for the future. The American investing public appears to be convinced that equities are a good place to put money for the long term, when their prices are attractive, despite the recent volatility of the market averages. Portfolio Focus
    As discussed above, the year ended October 31, 1997 was an exceptional period for U.S. equities. Large capitalization stocks, midcaps and small caps all provided excellent returns. Large caps predominated for most of the year, but small caps and midcaps rebounded strongly in the third quarter of 1997 to pull even with large caps for the year.
    It would be highly unusual if the year ahead matched or exceeded the 1997 record. Question marks are evident-the financial troubles in Asia, the threat of eventual cost pressures in U.S. industry, the difficulties some companies are encountering in maintaining profit levels. However, this past year was a striking demonstration of the potential rewards of equity investments.
                              Sincerely,

                          [Steven A. Falci, CFA signature logo]

                              Steven A. Falci, CFA
                              Portfolio Manager
November 18, 1997
New York, N.Y.
*  Total return includes reinvestment of dividends and any capital gains paid.
**SOURCE: LIPPER ANALYTICAL SERVICES, INC. - Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
DREYFUS BASIC S&P 500 STOCK INDEX FUND               OCTOBER 31, 1997
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS BASIC S&P 500 STOCK INDEX FUND
AND THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX
[Exhibit A:
$21,964
Standard & Poor's 500
Composite Stock
Price Index*
Dollars
$21,732
Dreyfus BASIC S&P 500
Stock Index Fund
*Source: Lipper Analytical Services, Inc.]
Average Annual Total Returns

   One Year Ended            From Inception (9/30/93)
  October 31, 1997             to October 31, 1997
----------------------       -------------------------
       31.87%                         20.90%

Past performance is not predictive of future performance. All performance information reflects the performance of the Fund's previously existing Class R shares through September 14, 1995 and the Fund's single class of shares from September 15, 1995 through October 31, 1997.
The above graph compares a $10,000 investment made in Dreyfus BASIC S&P 500 Stock Index Fund on 9/30/93 (Inception Date) to a $10,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. All dividends and capital gain distributions are reinvested.
The Fund seeks to replicate the total return performance of the Standard & Poor's 500 Composite Stock Price Index. The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF INVESTMENTS                            OCTOBER 31, 1997
  Shares        COMMON STOCKS-97.2%                        Value
___________                                           ____________
                Basic Industries-4%
 $0,012,100(a)  Air Products & Chemicals........     $     919,600
      4,500     Armstrong World Industries........         299,531
     11,392     Avery Dennison.........                    453,544
      3,300     Ball...................                    115,500
      5,800     Bemis..................                    221,125
      6,114     Boise Cascade..........                    211,697
      3,207     Centex.................                    187,609
     10,600     Champion International.                    584,987
     14,100     Crown Cork & Seal......                    635,381
     25,125     Dow Chemical...........                  2,280,093
    124,500     duPont (E.I.) de Nemours & Co            7,080,937
      8,626     Eastman Chemical.......                    514,325
     15,900     Engelhard..............                    276,262
     4,100(a) ..FMC.................                       331,331
      9,189     Fluor..................                    377,897
     20,800     Fort James.............                    825,500
     10,100     Georgia Pacific........                    856,606
      8,000     Grace (W.R.)...........                    544,000
      6,603     Great Lakes Chemical...                    310,341
     10,900     Hercules...............                    500,037
     33,265     International Paper....                  1,496,925
      4,300     Kaufman & Broad Home...                     91,643
     12,000     Louisiana Pacific......                    252,000
     18,209     Masco..................                    798,919
      5,827     Mead...................                    352,533
     64,900     Monsanto...............                  2,774,475
     15,40      0Morton International...                   508,200
      7,445     Nalco Chemical.........                    297,800
    15,400(a) ..Owens-Illinois......                       531,300
     19,721     PPG Industries.........                  1,116,701
      3,200     Potlach................                    159,600
     17,400     Praxair................                    757,987
      6,811     Rohm & Haas............                    567,441
     19,000     Sherwin-Williams.......                    527,250
     11,000     Sigma-Aldrich..........                    386,375
     10,900     Stone Container........                    131,481
      6,300     Temple-Inland..........                    361,462
     18,700     Tenneco................                    840,331
      7,600     Union Camp.............                    411,825
     13,722     Union Carbide..........                    626,923
     11,200     Westvaco...............                    367,500
     22,000     Weyerhaeuser...........                  1,050,500
     12,200     Willamette Industries..                    403,362
                                                      ____________
                                                        32,338,836
                                                      ____________
  Shares        COMMON STOCKS (continued)                   Value
___________                                           ____________
                Capital Goods- 23.1%
     24,200     AMP....................               $  1,089,000
      8,000     Adobe Systems..........                    382,000
    15,500(a)   Advanced Micro Devices                     356,500
      3,100     Aeroquip-Vickers.......                    161,393
     19,367     Allegheny Teledyne.....                    509,594
     62,300     AlliedSignal...........                  2,242,800
     9,900(a)   Andrew................                     229,556
    14,000(a)   Apple Computer........                     238,437
    40,100(a)   Applied Materials     ....               1,338,337
      5,300     Autodesk...............                    196,100
     32,200     Automatic Data Processing                1,646,225
    21,900(a)    Bay Networks..........                    692,587
    110,244     Boeing.................                  5,277,931
      3,000     Briggs & Stratton......                    149,250
     21,800     Browning-Ferris Industries                 708,500
    45,150(a)   CUC International.....                   1,331,925
    17,400(a)   Cabletron Systems.....                     504,600
      8,200     Case...................                    490,462
     41,400     Caterpillar............                  2,121,750
     8,933(a)   Ceridian..............                     348,945
      4,400     Cincinnati Milacron....                    122,100
    73,700(a)   Cisco Systems.........                   6,045,703
     18,100     Cognizant..............                    709,293
    83,250(a)   Compaq Computer.......                   5,307,187
     40,100     Computer Associates
                  International............              2,989,956
     8,500(a)   Computer Sciences.....                     602,968
     13,400     Cooper Industries......                    698,475
      5,100     Crane..................                    211,968
      4,247     Cummins Engine.........                    258,801
    12,900(a)   DSC Communications....                     314,437
     5,303(a)   Data General..........                     102,082
     27,800     Deere & Co.............                  1,462,975
    36,400(a)   Dell Computer.........                   2,916,550
      9,100     Deluxe.................                    298,025
    16,800(a)   Digital Equipment.....                     841,050
     12,200     Dover..................                    823,500
     10,600     Dow Jones & Co.........                    492,900
     19,300     Dresser Industries.....                    813,012
     18,800     Dun & Bradstreet.......                    536,975
      5,016     EG&G...................                    103,768
    27,200(a)   EMC...................                   1,523,200
      8,521     Eaton..................                    823,341
     48,800     Emerson Electric.......                  2,558,950


DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                  OCTOBER 31, 1997
  Shares        COMMON STOCKS (continued)                   Value
___________                                           ____________
                Capital Goods (continued)
     16,600     Equifax................              $     515,637
     48,800     First Data.............                  1,418,250
      4,500     Foster Wheeler.........                    147,656
      6,900     General Dynamics.......                    560,193
    360,400     General Electric.......                 23,268,325
      5,500     General Signal.........                    220,687
     19,800     Genuine Parts..........                    619,987
      6,000     Goodrich (B.F.)........                    267,375
      5,500     Grainger (W.W.)........                    480,906
    17,500(a)   HFS...................                   1,233,750
      5,400     Harnischfeger Industries                   212,625
      8,806     Harris.................                    384,161
    114,500     Hewlett-Packard........                  7,063,218
     14,000     Honeywell..............                    952,875
     13,000     ITT Industries.........                    410,312
     14,600     Ikon Office Solutions..                    413,362
     27,500     Illinois Tool Works....                  1,352,656
     18,350     Ingersoll-Rand.........                    714,503
    179,800     Intel..................                 13,844,724
    108,100     International Business Machines         10,600,556
     13,700     Interpublic Group Cos..                    650,750
      9,228     Johnson Controls.......                    414,106
     9,200(a)   KLA-Tencor............                     404,225
    15,591(a)   LSI Logic.............                     340,078
     21,400     Lockheed Martin........                  2,034,337
     70,564     Lucent Technologies....                  5,817,119
      6,100     McDermott International                    221,506
    23,200(a)   Micron Technology.....                     622,050
   131,900(a)   Microsoft.............                  17,147,000
     45,700     Minnesota Mining
                   & Manufacturing..........             4,181,550
     65,500     Motorola...............                  4,044,625
    16,000(a)   National Semiconductor                     576,000
      5,000     National Service Industries......          221,250
     28,900     Northern Telecommunications......        2,591,968
      7,300     Northrop Grumman.......                    797,525
    38,400(a)   Novell................                     324,000
   107,900(a)   Oracle................                   3,860,796
      5,900     Owens-Corning..........                    202,075
     14,003     Pall...................                    289,687
    14,000(a)   Parametric Technology....                  617,750
     12,340     Parker-Hannifin........                    515,966
      4,800     Perkin-Elmer...........                    300,000
     15,903     Pitney Bowes...........                  1,261,306
      4,800     Raychem................                    434,700
     26,000     Raytheon...............                  1,410,500
     23,000     Rockwell International.                  1,127,000
  Shares        COMMON STOCKS (continued)                   Value
___________                                           ____________
                Capital Goods (continued)
      8,600     Ryder System...........              $     301,000
      6,400     Safety-Kleen...........                    141,600
      8,500     Scientific-Atlanta.....                    157,781
    26,900(a)   Seagate Technology....                     729,662
     27,700     Service Corp. International....            843,118
      2,700     Shared Medical Systems.                    147,825
    19,500(a)   Silicon Graphics......                     286,406
      6,700     Snap-On................                    288,100
      9,827     Stanley Works..........                    415,190
    40,600(a)   Sun Microsystems......                   1,390,550
    37,900(a)   3COM..................                   1,570,481
      3,706     Tektronix..............                    219,117
    19,900(a)   Tellabs...............                   1,074,600
     21,100     Texas Instruments......                  2,251,106
     18,200     Textron................                  1,052,187
    16,500(a).  Thermo Electron......                      615,656
      6,141     Thomas & Betts.........                    305,514
      6,900     Timken.................                    231,150
     58,600     Tyco International.....                  2,212,150
    19,200(a)   Unisys................                     255,600
     25,914     United Technologies....                  1,813,980
     49,900     Waste Management.......                  1,166,412
     35,824     Xerox..................                  2,841,291
                                                      ____________
                                                       185,973,211
                                                      ____________
                Consumer Cyclical-11.4%
     27,100     Albertson's............                    999,312
      8,300     American Greetings, Cl. A                  287,906
     30,000     American Stores........                    770,625
    16,600(a)   AutoZone..............                     490,737
     10,400     Black & Decker.........                    395,850
     10,900     Brunswick..............                    367,875
     18,909     CVS....................                  1,159,358
    11,600(a)   Charming Shoppes......                      60,175
     74,200     Chrysler...............                  2,615,550
     10,818     Circuit City Stores....                    431,367
     38,400     Comcast, Cl. A.........                  1,056,000
      8,703     Cooper Tire and Rubber.                    184,394
    23,400(a)   Costco Cos...........                      900,900
     11,500     Dana...................                    538,343
     16,800     Darden Restaurants.....                    191,100
     24,000     Dayton Hudson..........                  1,507,500
     12,300     Dillard's, Cl. A.......                    472,012
     74,300     Disney (Walt)..........                  6,111,175
     16,100     Donnelley (R.R.) & Sons                    525,262
      6,900     Echlin.................                    225,975
    23,000(a)   Federated Department Stores              1,012,000


DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                  OCTOBER 31, 1997
 Shares         COMMON STOCKS (continued)                  Value
___________                                           ____________
                Consumer Cyclical (continued)
      4,000     Fleetwood Enterprises..              $     121,250
      4,190     Fleming Cos............                     70,706
    131,500     Ford Motor.............                  5,744,906
     8,100(a)   Fruit of the Loom, Cl. A                   211,106
     31,200     Gannett................                  1,639,950
     29,500     Gap....................                  1,569,031
     80,300     General Motors.........                  5,154,256
      6,600     Giant Food, Cl. A......                    202,125
     17,200     Goodyear Tire & Rubber.                  1,077,150
      4,243     Great Atlantic & Pacific                   130,207
      7,800     Harcourt General.......                    390,487
      3,441     Harland (John H.)......                     77,207
    11,094(a)   Harrah's Entertainment                     218,413
     14,050     Hasbro.................                    407,450
     27,500     Hilton Hotel...........                    847,343
     80,400     Home Depot.............                  4,472,250
    12,800(a)   ITT...................                     956,000
      4,322     Jostens................                    100,756
    53,600(a)   K mart................                     706,850
      3,962     King World Productions.                    187,204
      9,700     Knight-Ridder..........                    506,825
    28,000(a)   Kroger................                     913,500
     29,900     Limited................                    704,518
      7,700     Liz Claiborne..........                    390,293
      4,338     Longs Drug Stores......                    108,721
     19,100     Lowes..................                    795,037
     14,000     Marriott International.                    976,500
     32,000     Mattel.................                  1,244,000
     25,60     0May Department Stores..                  1,379,200
     10,900     Maytag.................                    363,787
     75,700     McDonald's.............                  3,392,306
     10,900     McGraw-Hill Cos........                    712,587
      4,000     Mercantile Stores......                    235,750
      5,860     Meredith...............                    199,606
     19,700(a)  Mirage Resorts.......                      492,500
      9,802     Moore..................                    158,669
     31,800     NIKE, Cl. B............                  1,494,600
     8,000(a)   Navistar International                     185,500
     10,618     New York Times, Cl. A..                    581,335
    16,200(a)   Nextlevel Systems.....                     218,700
      8,500     Nordstrom..............                    520,625
      8,622     PACCAR.................                    388,528
     27,400     Penney (J.C.)..........                  1,608,037
      7,000     Pep Boys-Manny, Moe & Jack                 176,312
     6,215(a)   Reebok International..                     229,178
     13,500     Rite Aid...............                    801,562
      4,014     Russell................                    117,911
  Shares        COMMON STOCKS (continued)                   Value
___________                                           ____________
                Consumer Cyclical (continued)
     43,100     Sears, Roebuck & Co....               $  1,804,812
      2,200     Springs Industries.....                    102,025
      6,700     Supervalu..............                    245,387
     19,202     Sysco..................                    768,080
     18,000     TJX....................                    533,250
     13,600     TRW....................                    778,600
     11,776     Tandy..................                    404,800
     55,700(a)  Tele-Communications, Cl. A               1,277,618
     61,600     Time Warner............                  3,553,550
     10,539     Times Mirror, Cl. A....                    570,423
     31,400(a)  Toys R Us.............                   1,069,562
     13,522     Tribune................                    745,400
      6,900     V.F....................                    616,687
     38,800(a)  Viacom, Cl. B.........                   1,173,700
    249,300     Wal-Mart Stores........                  8,756,662
     54,200     Walgreen...............                  1,524,375
     14,547     Wendy's International..                    305,487
     77,700     Westinghouse Electric..                  2,054,193
      8,200     Whirlpool..............                    497,125
     16,400     Winn-Dixie Stores......                    608,850
     14,900(a)  Woolworth.............                     283,100
                                                      ____________
                                                        91,157,836
                                                      ____________
                Consumer Staples-11.2%
      6,244     Alberto-Culver, Cl. B..                    188,490
     54,100     Anheuser-Busch.........                  2,160,618
     61,677     Archer Daniels Midland.                  1,372,318
     14,568     Avon Products..........                    954,204
      7,600     Brown-Forman, Cl. B....                    373,825
     15,800     CPC International......                  1,564,200
     50,600     Campbell Soup..........                  2,609,062
     11,400     Clorox.................                    798,000
    273,000     Coca-Cola..............                 15,424,500
     32,600     Colgate-Palmolive......                  2,110,850
     52,132     ConAgra................                  1,570,476
      4,115     Coors (Adolph), Cl. B..                    145,310
     25,400     Corning................                  1,146,175
     35,900     Eastman Kodak..........                  2,149,512
      7,100     Ecolab.................                    337,693
     18,871     Fortune Brands.........                    623,922
     17,600     General Mills..........                  1,161,600
     61,600     Gillette...............                  5,486,250
     40,700     Heinz (H.J.)...........                  1,890,006
     16,100     Hershey Foods..........                    889,525
     12,000     International Flavors
                  & Fragrances.............                580,500
     45,400     Kellogg................                  1,955,037


DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                 OCTOBER 31, 1997
  Shares        COMMON STOCKS (continued)                 Value
___________                                           ____________
                Consumer Staples (continued)
     61,300     Kimberly-Clark.........               $  3,183,768
        922     NACCO Industries, Cl. A                     94,966
     17,500     Newell.................                    671,562
    168,500     PepsiCo................                  6,202,906
    266,700     Philip Morris Cos......                 10,567,987
      7,500     Pioneer Hi-Bred International              687,187
      5,000     Polaroid...............                    224,687
    148,700     Procter & Gamble.......                 10,111,600
     15,100     Quaker Oats............                    722,912
     11,70     0Ralston-Ralston Purina Group             1,050,075
     16,548     Rubbermaid.............                    398,186
     52,900     Sara Lee...............                  2,704,512
     40,800     Seagram................                  1,374,450
     16,830(a)  Tricon Global Restaurants                  510,159
      6,700     Tupperware.............                    167,918
     20,200     UST....................                    604,737
     70,400     Unilever...............                  3,757,600
     11,200     Whitman................                    294,000
     12,800     Wrigley, (Wm) Jr.......                    926,400
                                                      ____________
                                                        89,747,685
                                                      ____________
                Energy-9.4%
     10,100     Amerada Hess...........                    620,518
     54,000     Amoco..................                  4,951,125
      6,600     Anadarko Petroleum.....                    483,450
      9,900     Apache.................                    415,800
      8,200     Ashland................                    391,037
     35,300     Atlantic Richfield.....                  2,905,631
     18,600     Baker Hughes...........                    854,437
     19,406     Burlington Resources...                    949,730
     72,100     Chevron................                  5,979,793
     11,710     Coastal................                    704,063
      6,100     Columbia Gas System....                    440,725
     10,531     Consolidated Natural Gas                   569,332
      2,218     Eastern Enterprises....                     86,917
     33,700     Enron..................                  1,280,600
    272,400     Exxon..................                 16,735,575
     27,90     0Halliburton............                  1,663,537
      2,705     Helmerich & Payne......                    218,259
      5,240     Kerr-McGee.............                    354,027
     86,500     Mobil..................                  6,298,281
      5,300     Nicor..................                    204,381
     36,500     Occidental Petroleum...                  1,017,437
      3,082     Oneok..................                    105,751
     11,600(a)  Oryx Energy...........                     319,725
      9,200     Pacific Enterprises....                    300,725
      5,200     Pennzoil...............                    384,800
      3,870     Peoples Energy.........                    138,352
  Shares        COMMON STOCKS (continued)                   Value
___________                                           ____________
                  Energy (continued)
     29,000     Phillips Petroleum.....               $  1,402,875
      9,510(a)  Rowan Cos.............                     369,701
    236,100     Royal Dutch Petroleum, A.D.R            12,424,762
     54,500     Schlumberger...........                  4,768,750
      9,400     Sonat..................                    431,812
      7,968     Sun ...................                    319,218
     58,100     Texaco.................                  3,308,068
     31,700     USX-Marathon Group.....                  1,133,275
     27,907     Union Pacific Resources Group              687,209
     27,200     Unocal.................                  1,122,000
      5,900(a)  Western Atlas.........                     508,506
     17,550     Williams Cos...........                    893,953
                                                      ____________
                                                        75,744,137
                                                      ____________
                Health Care-10.8%
      9,400(a)  ALZA..................                     244,987
     84,700     Abbott Laboratories....                  5,193,168
      7,100     Allergan...............                    233,856
     71,400     American Home Products.                  5,292,525
     29,180     Amgen..................                  1,437,115
      6,300     Bard (C.R.)............                    174,825
      6,064     Bausch & Lomb..........                    238,012
     30,800     Baxter International...                  1,424,500
     13,400     Becton, Dickinson & Co.                    617,237
     12,100(a)  Beverly Enterprises...                     180,743
     12,200     Biomet.................                    304,237
     21,400(a)  Boston Scientific.....                     973,700
    109,700     Bristol-Myers Squibb...                  9,626,175
     11,900     Cardinal Health........                    883,575
     72,000     Columbia/HCA Healthcare                  2,034,000
     16,300     Guidant................                    937,250
     21,000     HBO & Co...............                    913,500
     42,700(a)  HEALTHSOUTH...........                   1,091,518
     18,000(a). Humana...............                      378,000
    146,500     Johnson & Johnson......                  8,405,437
    122,500     Lilly (Eli)............                  8,192,187
      8,100     Mallinckrodt Group.....                    303,750
      7,000     Manor Care.............                    240,187
     51,500     Medtronic..............                  2,240,250
    133,000     Merck & Co.............                 11,870,250
      4,800     Millipore..............                    187,800
    142,300     Pfizer.................                 10,067,725
     55,900     Pharmacia & Upjohn.....                  1,774,825
     10,100     St. Jude Medical.......                    306,156
     80,700     Schering-Plough........                  4,524,243
     33,300(a)  Tenet Healthcare......                   1,017,731
      8,100     U.S. Surgical..........                    218,193
     20,600     United Healthcare......                    954,037


DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                  OCTOBER 31, 1997
  Shares        COMMON STOCKS (continued)                 Value
___________                                           ____________
                Health Care (continued)
     29,900     Warner-Lambert.........               $  4,281,306
                                                      ____________
                                                        86,763,000
                                                      ____________
                Interest Sensitive-16.1%
     16,527     Aetna..................                  1,174,449
     10,719     Ahmanson (H.F.) & Co...                    632,421
     47,900     Allstate...............                  3,972,706
     51,600     American Express.......                  4,024,800
     27,338     American General.......                  1,394,238
     77,250     American International Group             7,884,328
     18,400     Aon....................                    992,450
     16,000     BANKBOSTON.............                  1,297,000
     64,200     Banc One...............                  3,346,425
     41,764     Bank of New York.......                  1,965,518
     76,900     BankAmerica............                  5,498,350
     11,000     Bankers Trust New York.                  1,298,000
     21,948     Barnett Banks..........                  1,514,412
      5,900     Beneficial.............                    452,456
      8,100     CIGNA..................                  1,257,525
     46,641     Chase Manhattan........                  5,381,205
     19,000     Chubb..................                  1,258,750
     50,400     Citicorp...............                  6,303,150
     11,600     Comerica...............                    917,125
     20,700     Conseco................                    903,037
     22,300     CoreStates Financial...                  1,622,325
     11,800     Countrywide Credit Industries              404,887
    116,800     Federal National
                  Mortgage Association.....              5,657,500
     17,050     Fifth Third Bancorp....                  1,093,331
     32,500     First Chicago NBD......                  2,364,375
     61,800     First Union............                  3,032,062
     27,500     Fleet Financial Group..                  1,768,593
     76,500     Federal Home Loan Mortgage               2,897,437
      8,758     General Re.............                  1,726,968
      6,200     Golden West Financial..                    537,850
     15,000     Green Tree Financial...                    631,875
     11,500     H&R Block..............                    425,500
     13,000     Hartford Financial
                   Services Group...........             1,053,000
     11,823     Household International                  1,338,954
     21,000     Huntington Bancshares..                    678,562
      7,800     Jefferson Pilot........                    603,037
     23,900     Keycorp................                  1,462,381
     11,200     Lincoln National.......                    770,000
     12,700     Loews..................                  1,418,431
      9,800     MBIA...................                    585,550
     55,175     MBNA...................                  1,451,792
  Shares        COMMON STOCKS (continued)                   Value
___________                                           ____________
                Interest Sensitive (continued)
     12,600     MGIC Investment........              $     759,937
     18,500     Marsh & McLennan.......                  1,313,500
     27,700     Mellon Bank............                  1,428,281
     36,500     Merrill Lynch & Co.....                  2,468,312
     19,700     Morgan (J.P.) & Co.....                  2,162,075
     64,555     Morgan Stanley, Dean Witter,
                  Discover and Co..........              3,163,195
     23,700     National City..........                  1,416,075
     78,434     NationsBank............                  4,696,235
     82,500     Norwest................                  2,645,156
     33,800     PNC Bank...............                  1,605,500
      7,900     Progressive............                    823,575
     10,300     Providian Financial....                    381,100
      2,299     Pulte..................                     85,925
      6,000     Republic New York......                    634,875
      9,200     St. Paul Cos...........                    735,425
     16,700     Safeco.................                    795,337
     11,800     Salomon................                    916,712
     29,100     Schwab (Charles).......                    993,037
     17,700     State Street...........                    986,775
     21,500     SunAmerica.............                    772,656
     23,500     SunTrust Banks.........                  1,523,093
     15,216     Torchmark..............                    606,738
      7,093     Transamerica...........                    715,949
     70,566     Travelers Group........                  4,939,620
     12,200     USF&G..................                    247,050
     26,917     U.S. Bancorp...........                  2,737,122
     15,364     UNUM...................                    748,995
     17,600     Wachovia...............                  1,325,500
     27,560     Washington Mutual......                  1,886,137
      9,748     Wells Fargo............                  2,840,323
                                                      ____________
                                                       129,346,965
                                                      ____________
                Mining and Metals-1%
     11,800(a)  ARMCO.................                      67,850
      4,600     ASARCO.................                    125,925
     25,000     Alcan Aluminium........                    714,062
     19,100     Aluminum Co. of America                  1,394,300
     41,000     Barrick Gold...........                    843,062
     25,300     Battle Mountain Gold...                    154,962
     12,400(a)  Bethlehem Steel.......                     124,000
     10,308     Cyprus Amax Minerals...                    215,823
     15,300     Echo Bay Mines.........                     62,156
     21,900     Freeport-McMoRan Copper, Cl. B             522,862
     16,200     Homestake Mining.......                    200,475
     18,400     Inco...................                    379,500
      5,400     Inland Steel Industries                    105,975


DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER 31, 1997
  Shares        COMMON STOCKS (continued)                    Value
___________                                           ____________
                Mining and Metals (continued)
     17,174     Newmont Mining.........              $     601,090
      9,700     Nucor..................                    506,825
      6,590     Phelps Dodge...........                    490,131
     26,400     Placer Dome............                    409,200
      8,100     Reynolds Metals........                    493,593
      9,400     USX-U.S. Steel.........                    319,600
     10,600     Worthington Industries.                    219,287
                                                      ____________
                                                         7,950,678
                                                      ____________
                Transportation-1.3%
     10,100(a)  AMR...................                   1,176,018
     17,139     Burlington Northern Santa Fe             1,628,205
     24,000     CSX....................                  1,312,500
      4,300     Caliber System.........                    224,137
      8,100     Delta Air Lines........                    816,075
     12,696(a)  Federal Express.......                     847,458
     36,200     Laidlaw................                    511,325
     41,500     Norfolk Southern.......                  1,333,187
     16,100     Southwest Airlines.....                    525,262
     10,000(a)  USAir Group...........                     468,750
     27,200     Union Pacific..........                  1,666,000
                                                      ____________
                                                        10,508,917
                                                      ____________
                Utilities-8.9%
    178,800     AT&T...................                  8,750,025
     20,600     ALLTEL.................                    728,725
     55,500(a)  Airtouch Communications                  2,143,687
     20,800     American Electric Power                    982,800
     60,500     Ameritech..............                  3,932,500
     16,300     Baltimore Gas & Electric                   447,231
     85,536     Bell Atlantic..........                  6,832,188
    109,100     BellSouth..............                  5,161,793
     17,400     CINergy................                    574,200
     16,656     Carolina Power & Light.                    595,452
     23,400     Central & Southwest....                    504,562
     10,800(a)  Clear Channel Communications               712,800
     25,900     Consolidated Edison....                    887,075
     16,000     DTE Energy.............                    492,000
     20,500     Dominion Resources.....                    762,343
     39,561     Duke Power.............                  1,908,818
     43,700     Edison International...                  1,119,812
     26,600     Entergy................                    650,037
     20,000     FPL Group..............                  1,033,750
     18,100     Frontier...............                    391,412
     13,300     GPU....................                    481,293
    105,300     GTE....................                  4,468,668
  Shares        COMMON STOCKS (continued)                   Value
___________                                           ____________
                Utilities (continued)
     31,444     Houston Industries.....              $     683,907
     76,200     MCI Communications.....                  2,705,100
     15,900(a)  Niagara Mohawk Power..                     154,031
      8,100     Northern States Power..                    408,037
     16,800     Ohio Edison............                    415,800
     48,300     PG&E...................                  1,234,668
     18,200     PP&L Resources.........                    393,575
     24,500     PECO Energy............                    555,843
     32,600     PacifiCorp.............                    707,012
     25,500     Public Service Enterprise Group            661,406
    100,551     SBC Communications.....                  6,397,557
     75,400     Southern...............                  1,729,487
     47,400     Sprint.................                  2,464,800
     26,520     Texas Utilities........                    951,405
     52,800     US West................                  2,102,100
     66,800(a)  US West Media Group..                    1,686,700
     23,800     UniCom.................                    666,400
     11,200     Union Electric.........                    422,100
     99,300(a)  WorldCom..............                   3,338,962
                                                      ____________
                                                        71,240,061
                                                      ____________
                TOTAL COMMON STOCKS
                  (cost $555,176,049)......           $780,771,326
                                                      ============
  Principal
   Amount
___________
              SHORT-TERM INVESTMENTS-2.6%
 $1,550,000(b)  U.S. Treasury Bills-.2%
                  4.81%, 12/18/1997........             $1,540,080
                                                      ____________
                Repurchase Agreement-2.4%
 18,852,693     Goldman Sachs & Co., 5.67%
                  dated 10/31/1997, due
                  11/3/1997 in the amount of
                  $18,861,601 (fully
                  collateralized by $18,882,000
                  U.S. Treasury Notes, 5.875%
                  7/31/1999, value
                 $19,230,231).............              18,852,693
                                                      ____________
                TOTAL SHORT-TERM INVESTMENTS
                  (cost $20,393,374).......            $20,392,773
                                                      ============
TOTAL INVESTMENTS
  (cost $575,569,423).......                 99.8%    $801,164,099
                                           =======  ==============
CASH AND RECEIVABLES (NET)..                   .2%  $    1,978,023
                                           =======  ==============
NET ASSETS..................                100.0%    $803,142,122
                                           =======  ==============


DREYFUS BASIC S&P 500 STOCK INDEX FUND

Notes to Statement of Investments:
    (a)  Non-income producing.
    (b) Partially held by the custodian in a segregated account as collateral for open financial futures positions.

STATEMENT OF FINANCIAL FUTURES                                                                  OCTOBER 31, 1997
                                                                         Market Value                      Unrealized
                                                                           Covered                       (Depreciation)
Issuer                                                    Contracts      by Contracts       Expiration     at 10/31/97
_____                                                   ____________    _____________     _____________  _____________
Standard & Poor's 500........................                48          $22,176,000       December '97    ($245,050)
                                                                                                          ==========
SEE NOTES TO FINANCIAL STATEMENTS.




DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES                                                                  OCTOBER 31, 1997
                                                                                                  Cost              Value
                                                                                              _____________     _____________
ASSETS:                          Investments in securities-See Statement of Investments       $575,569,423      $801,164,099
                                 Cash.......................................                                         611,389
                                 Dividends and interest receivable..........                                         899,521
                                 Receivable for futures variation margin-Note 1(d)                                   501,600
                                 Receivable for shares of Capital Stock subscribed                                   236,830
                                                                                                               _____________
                                                                                                                 803,413,439
                                                                                                               _____________
LIABILITIES:                     Due to The Dreyfus Corporation.............                                         139,663
                                 Payable for investment securities purchased                                         123,953
                                 Payable for shares of Capital Stock redeemed                                          7,234
                                 Loan commitment fees payable-Note 4........                                             467
                                                                                                               _____________
                                                                                                                     271,317
                                                                                                               _____________
NET ASSETS..................................................................                                    $803,142,122
                                                                                                               =============
REPRESENTED BY:                  Paid-in capital............................                                    $563,376,498
                                 Accumulated undistributed investment income-net3,107,763
                                 Accumulated net realized gain (loss) on investments                              11,308,235
                                 Accumulated net unrealized appreciation (depreciation) on
                                 investments [including ($245,050) net unrealized
                                 .        (depreciation) on financial futures]-Note 3                            225,349,626
                                                                                                               _____________
NET ASSETS..................................................................                                    $803,142,122
                                                                                                               =============
SHARES OUTSTANDING
(70 million shares of $.001 par value Capital Stock authorized).............                                      40,711,654
NET ASSET VALUE, offering and redemption price per share....................                                          $19.73
                                                                                                                     =======
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF OPERATIONS                                                                   YEAR ENDED OCTOBER 31, 1997
INVESTMENT INCOME
INCOME:                          Cash dividends (net of $66,698 foreign taxes
                                     withheld at source)....................                     $  10,918,917
                                 Interest...................................                         1,047,582
                                                                                                 _____________
                                       Total Income.........................                                       $  11,966,499
EXPENSES:                        Management fee-Note 2......................                         1,246,259
                                 Loan commitment fees-Note 4................                             6,428
                                 Interest expense-Note 4....................                             2,276
                                                                                                 _____________
                                       Total Expenses.......................                                           1,254,963
                                                                                                                   _____________
INVESTMENT INCOME-NET.......................................................                                          10,711,536
                                                                                                                   _____________
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 3:
                                 Net realized gain (loss) on investments....                    $    7,745,611
                                 Net realized gain (loss) on financial futures                       3,754,936
                                                                                                 _____________
                                       Net Realized Gain (Loss).............                                          11,500,547
                                 Net unrealized appreciation (depreciation) on investments
                                     [including ($209,200) net unrealized (depreciation) on
                                     financial futures].....................                                         139,249,216
                                                                                                                   _____________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                         150,749,763
                                                                                                                   _____________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $161,461,299
                                                                                                                   ==============
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC S&P 500 STOCK INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                  Year Ended          Year Ended
                                                                              October 31, 1997      October 31, 1996
                                                                              _______________      _________________
OPERATIONS:
  Investment income-net..................................................      $   10,711,536        $     6,855,433
  Net realized gain (loss) on investments................................          11,500,547              5,196,283
  Net unrealized appreciation (depreciation) on investments..............         139,249,216             52,593,574
                                                                               ______________         ______________
    Net Increase (Decrease) in Net Assets Resulting from Operations......         161,461,299             64,645,290
                                                                               ______________         ______________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net..................................................          (9,360,467)            (6,203,176)
  Net realized gain on investments.......................................          (5,619,611)              (857,577)
                                                                               ______________         ______________
    Total Dividends......................................................         (14,980,078)            (7,060,753)
                                                                               ______________         ______________
CAPITAL STOCK TRANSACTIONS-Note 5:
  Net proceeds from shares sold..........................................         469,295,068            270,339,224
  Dividends reinvested...................................................          14,757,143              6,961,370
  Cost of shares redeemed................................................        (276,514,308)           (90,040,231)
                                                                               ______________         ______________
    Increase (Decrease) in Net Assets from Capital Stock Transactions....         207,537,903            187,260,363
                                                                               ______________         ______________
      Total Increase (Decrease) in Net Assets............................         354,019,124            244,844,900
NET ASSETS
  Beginning of Period....................................................         449,122,998            204,278,098
                                                                               ______________         ______________
  End of Period..........................................................       $ 803,142,122          $ 449,122,998
                                                                               ==============         ==============
Undistributed investment income-net......................................     $     3,107,763        $     1,756,694
                                                                               ______________         ______________
                                                                                     Shares              Shares
                                                                               ______________         ______________
CAPITAL SHARE TRANSACTIONS-Note 5:
  Shares sold............................................................          25,506,327             19,010,939
  Shares issued for dividends reinvested.................................             861,946                506,046
  Shares redeemed........................................................         (14,850,933)            (6,345,352)
                                                                               ______________         ______________
    Net Increase (Decrease) in Shares Outstanding........................          11,517,340             13,171,633
                                                                               ==============         ==============
SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS BASIC S&P 500 STOCK INDEX FUND
FINANCIAL HIGHLIGHTS

    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                               Year Ended October 31,
                                                              ______________________________________________________
PER SHARE DATA:                                                1997        1996        1995(1)  1994(2)(3)  1993(3)
                                                              ______      ______      ______    ________      ______
    Net asset value, beginning of period........              $15.38      $12.75      $10.42      $10.23      $10.00
                                                              ______      ______      ______      ______      ______
    Investment Operations:
    Investment income-net.......................                 .30         .29         .26         .21(4)      .01(5)
    Net realized and unrealized gain(loss)
      on investments............................                4.52        2.69        2.37         .14         .22
                                                              ______      ______      ______      ______      ______
    Total from Investment Operations............                4.82        2.98        2.63         .35         .23
                                                              ______      ______      ______      ______      ______
    Distributions:
    Dividends from investment income-net........                (.28)       (.30)       (.26)       (.16)         .-
    Dividends from net realized gain on investments             (.19)       (.05)       (.04)       (.00)(6)      .-
                                                              ______      ______      ______      ______      ______
    Total Distributions.........................                (.47)       (.35)       (.30)       (.16)         .-
                                                              ______      ______      ______      ______      ______
    Net asset value, end of period..............              $19.73      $15.38      $12.75      $10.42      $10.23
                                                              ======      ======      ======      ======      ======
TOTAL INVESTMENT RETURN.........................               31.87%      23.78%      25.75%       3.50%       2.30%(7)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.....                 .20%        .20%        .37%        .40%(8)     .04%(7)
    Ratio of net investment income
      to average net assets.....................                1.72%       2.16%       2.36%       2.38%        .12%(7)
    Portfolio Turnover Rate.....................                3.75%       4.75%       1.03%      13.00%      22.00%(9)
    Average commission rate paid (10)...........              $.0299      $.0297          .-          .-          .-
    Net Assets, end of period (000's Omitted)...            $803,142    $449,123    $204,278    $123,994     $24,004

(1) Effective September 15, 1995, the Fund's Investor and Class R designates were eliminated and the Fund became a single class
Fund.
(2) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(3) The Fund commenced operations on September 30,
1993. Effective October 17, 1994, the Fund's Trust shares were redesignated as Class R shares.
(4) Net investment income before reimbursement of expenses by the investment adviser for the year ended October 31, 1994 was $0.21.
(5) For the period September 30, 1993 (commencement of operations) to October 31, 1993, net investment income before reimbursement of expenses by the investment adviser was $0.00.
(6) Amount represents less than $0.01.
(7) Not annualized.
(8) Annualized expense ratio before voluntary reimbursement of expenses by the investment adviser for the year ended October 31,
1994 was 0.45%.
(9) Turnover calculation does not include in-kind purchases amounting to $22,472,314.
(10) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC S&P 500 STOCK INDEX FUND
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus BASIC S&P 500 Stock Index Fund (the "Fund") is a series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering seventeen series including the Fund. The Fund's investment objective is to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index primarily through investments in equity securities. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank"). Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.
    On July 31, 1997 the Fund's Directors approved a change of the Fund's name, effective August 15, 1997, from Dreyfus Institutional S&P 500 Stock Index Fund to Dreyfus BASIC S&P 500 Stock Index Fund.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued to the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
    (d) Financial futures: The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 1997, and their related unrealized depreciation are set forth in the Statement of Financial Futures.

DREYFUS BASIC S&P 500 STOCK INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    (e) Distributions to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    On August 4, 1997, the Board of Directors declared dividends from net investment income in the amount of $.08 per share payable on August 5, 1997 to shareholders of record on August 4, 1997.
    (f) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each director receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds:
The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 1997 amounted to $219,424,909 and $22,397,639, respectively.
    At October 31, 1997, accumulated net unrealized appreciation on investments and financial futures was $225,349,626, consisting of $232,792,101 gross unrealized appreciation and $7,442,475 gross unrealized depreciation.
    At October 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 4-BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. At October 31, 1997, there were no outstanding borrowings under the Facility.

DREYFUS BASIC S&P 500 STOCK INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    The average daily amount of borrowings outstanding under a previous line of credit during the period ended October 31, 1997 was approximately $40,000, with a related weighted average annualized interest rate of 5.77%. The maximum amount borrowed at any time during the period ended October 31, 1997 was $3.6 million.
NOTE 5-ACQUISITION OF COMMON TRUST ASSETS:
    On April 2, 1997, the Fund acquired a portion of the assets of the MCM EB Funds, a trust advised by a subsidiary of Mellon Bank. The acquisition was accomplished by an exchange of 4,447,760 shares of the Fund's Capital Stock for cash and securities of the trust totaling $71,920,286 which is included in net proceeds for shares sold on the Statement of Changes in Net Assets.
    On May 10, 1996, the Fund acquired a portion of the assets of the EB
Stock Index Fund, a trust advised by a subsidiary of Mellon Bank, N.A. The acquisition was accomplished by an exchange of 7,652,013 Class R shares of the Fund's Capital Stock for cash, securities and assumption of liabilities of the trust totaling $108,505,537 which is included in net proceeds from shares sold on the Statement of Changes in Net Assets.


DREYFUS BASIC S&P 500 STOCK INDEX FUND
INDEPENDENT AUDITORS' REPORT
The Board of Directors and Shareholders
The Dreyfus/Laurel Funds, Inc.:
    We have audited the accompanying statement of assets and liabilities, including the statement of investments and statement of financial futures, of Dreyfus BASIC S&P 500 Stock Index Fund of The Dreyfus/Laurel Funds, Inc. as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodi an. As to securities purchased and sold, but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC S&P 500 Stock Index Fund of The Dreyfus/Laurel Funds, Inc. as of October 31, 1997, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years or periods indicated herein, in conformity with generally accepted accounting principles.

                      [KPMG Peat Marwick LLP signature logo]

New York, New York
December 17, 1997

IMPORTANT TAX INFORMATION (UNAUDITED)
    For Federal tax purposes the Fund hereby designates $.165 per share as a long-term capital gain distribution of the $.250 per share paid on December 27, 1996.
    The Fund also designates 86.76% of the ordinary dividends paid during the fiscal year ended October 31, 1997 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 1998 of the percentage applicable to the preparation of their 1997 income tax returns.


Registration Mark
[Dreyfus lion "d" logo]
DREYFUS BASIC S&P 500
STOCK INDEX FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                           713AR9710
BASIC
S&P 500
Stock Index Fund
Annual Report
October 31, 1997
Registration Mark
[Dreyfus logo]